Depreciation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	[1]	$ 92,663	$ 75,075	$ 75,490
Oil and gas assets [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		72,130	57,725	61,080
Machinery [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		17,958	14,558	10,788
Furniture and Fixtures [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		1,579	1,948	2,702
Buildings [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		996	844	920
Productive Land [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		90,088	72,283	71,868
Administrative Assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		$ 2,575	$ 2,792	$ 3,622

[1]	Depreciation without considering capitalised costs for oil stock included in Inventories.